Cash, cash equivalents and time deposits - Summary of consolidated statements of cash flows for leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash, cash equivalents and time deposits
Within operating cash flows	¥ 8,357	¥ 1,686	¥ 933
Within financing cash flows (Note 21)	49,374	47,252	41,016
Payments of lease liabilities	57,731	48,938	41,949
Lease rentals paid	¥ 57,731	¥ 48,938	¥ 41,949